Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of authorized shares

	March 31,
Authorized shares	2024	2025
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.008 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.008 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.008 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.008 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

Schedule of changes in share capital and share premium

	Numbers of Shares	Share Capital	Share Premium

Balance as at April 1, 2023	63,647,927	850	20,388,799
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	906,052	7	122,679
Own shares repurchased	(1,440,424)	-	-
Balance as at March 31, 2024	63,113,555	857	20,511,478
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	694,096	6	83,590
Own shares repurchased	(1,733,009)	-	-
Balance as at March 31, 2025	62,074,642	863	20,595,068

Schedule of classes of shares outstanding

The Company has following classes of shares outstanding as follows:

		Number of shares as at
Class of shares	Nominal value	March 31, 2024	March 31, 2025
Ordinary shares*	$0.0001	61,258,684	60,219,771
Class A shares #	$0.0001	-	-
Class F shares*	$0.0001	1,854,871	1,854,871

*	For movement in class F shares to Ordinary shares, refer to note 6.

#	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding 1,196,084 and 1,196,084 Class A shares, respectively, have converted their Class A shares into 1,196,084 and 1,196,084 ordinary shares, respectively i.e. in the exchange ratio of 1:1, on February 15, 2024.

Schedule of changes in treasury shares

For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Company, refer to Note 30.2.

Treasury shares
	Numbers of Shares	Amount
Balance as at April 1, 2023	999	11,219
Own shares repurchased	1,440,424	210,933
Balance as at March 31, 2024	1,441,423	222,152

Balance as at April 1, 2024	1,441,423	222,152
Own shares repurchased	1,733,009	196,403
Balance as at March 31, 2025	3,174,432	418,555